Income Taxes - Components of Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Current taxes	$ 25,396	$ 66,785	$ 166,466
Prior years' (benefits) taxes	(2,444)	2,540	(20)
Deferred income taxes (benefits)	80,828	25,988	(70,387)
Tax expense	103,780	95,313	96,059
Tax expense alternative
Domestic (Israel)	26,175	34,254	25,881
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	77,605	61,059	70,178
Tax expense	$ 103,780	$ 95,313	$ 96,059